Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions with related parties
Schedule of consolidated Group's transactions with its related parties

	2018
			Companies and
			organizations controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	Interest	Assets/	Interest	Assets/	Interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Treasuries/government bonds	103	0	—	—	103	0
Other interest-bearing securities except loans	—	—	6,847	-24	6,847	-24
Loans in the form of interestbearing securities	—	—	1,699	19	1,699	19
Loans to credit institutions	—	—	2,623	77	2,623	77
Loans to the public	—	—	2,582	53	2,582	53
Settlement claim against State(1)	3,915	—	—	—	3,915	—
Total	4,018	0	13,751	125	17,769	125
Debt securities issued	—	—	—	1	—	1
Other liabilities	18	—	—	—	18	—
Total	18	—	—	1	18	1

	2017
			Companies and
			organizations
			controlled through a
	The shareholder,		common owner, the
	the Swedish government		Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	Interest	Assets/	Interest	Assets/	Interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Treasuries/government bonds	401	4	—	—	401	4
Other interest-bearing securities except loans	—	—	5,933	-27	5,933	-27
Loans in the form of interestbearing securities	—	—	2,198	18	2,198	18
Loans to credit institutions	—	—	2,607	52	2,607	52
Loans to the public	—	—	2,989	37	2,989	37
Settlement claim against State(1)	3,309	—	—	—	3,309	—
Total	3,710	4	13,727	80	17,437	84
Other liabilities	125	—	—	—	125	—
Total	125	—	—	—	125	—
(1)	For information about “Settlement claim against State,” see Note 16 Other assets and Note 25 CIRR system.